Fees Summary	Aug. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 119,845,000.00
Previously Paid Amount	(0)
Total Fee Amount	16,550.59
Total Offset Amount	(0)
Net Fee	$ 16,550.59
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A